First Trust High Income Strategic Focus ETF Investment Objectives and Goals - First Trust High Income Strategic Focus ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust High Income Strategic Focus ETF (HISF)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust High Income Strategic Focus ETF’s (the “Fund”) primary investment objective is to seek risk-adjusted income. The Fund’s secondary investment objective is capital appreciation.